Intangible assets - Changes to key assumptions (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of information for cash-generating units
ECL Loss rate	154.28%		19.88%
Favourable change
Disclosure of information for cash-generating units
ECL Loss rate	(0.16%)	(0.16%)
ECL Loss rate (in amount)	£ 0.7	£ 1.6
Cost:income ratio	(1.00%)	(1.00%)
Cost:income ratio (in amount)	£ 2.1	£ 1.6
Forecast income	5.00%	5.00%
Forecast income (in amounts)	£ 1.8	£ 2.1
Effective tax rate	(1.00%)	(1.00%)
Effective tax rate (in amount)	£ 0.2	£ 0.2
Capital requirements CET1 ratio	(1.00%)	(1.00%)
Capital requirements CET1 ratio (in amount)	£ 0.1	£ 0.2
Terminal growth rate	1.00%	1.00%
Terminal growth rate (in amount)	£ 0.7	£ 0.8
Pre-tax discount rate	(1.00%)	(1.00%)
Pre-tax discount rate (in amount)	£ 1.4	£ 2.3
Unfavourable change
Disclosure of information for cash-generating units
ECL Loss rate	0.10%	0.10%
ECL Loss rate (in amount)	£ (0.9)	£ (1.0)
Cost:income ratio	4.50%	4.50%
Cost:income ratio (in amount)	£ (1.5)	£ (0.7)
Forecast income	(5.00%)	(5.00%)
Forecast income (in amounts)	£ (1.8)	£ (2.1)
Effective tax rate	1.00%	1.00%
Effective tax rate (in amount)	£ (0.2)	£ (0.2)
Capital requirements CET1 ratio	1.00%	1.00%
Capital requirements CET1 ratio (in amount)	£ (0.1)	£ (0.2)
Terminal growth rate	(1.00%)	(1.00%)
Terminal growth rate (in amount)	£ (0.5)	£ (0.7)
Pre-tax discount rate	1.00%	1.00%
Pre-tax discount rate (in amount)	£ (1.1)	£ (1.8)
change to reduce headroom to nil
Disclosure of information for cash-generating units
ECL Loss rate	0.17%	0.41%
Cost:income ratio	4.60%	12.60%
Forecast income	(4.30%)	(9.80%)
Effective tax rate	8.30%	17.10%
Capital requirements CET1 ratio	22.30%	22.20%
Terminal growth rate	(3.90%)	(3.10%)
Pre-tax discount rate	1.40%	2.70%